Business Acquisition and Goodwill - Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes (Details)	12 Months Ended
Jun. 30, 2025 USD ($) $ / shares shares
Acquisition of Beijing Hydrogen [Member]
Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Current assets	$ 807,891
Property and equipment, net	2,076
Other long-term assets	589
Total identifiable assets acquired	4,712,938
Current liabilities	197,236
Deferred tax liabilities	585,357
Total liabilities assumed	782,593
Net identifiable assets acquired	$ 3,930,345
Number of Class A ordinary shares issued as consideration (in Shares) | shares	18,047
Quoted price of Class A ordinary shares on acquisition date (in Dollars per share) | $ / shares	$ 769
Fair value of Class A ordinary shares issued as consideration	$ 13,877,605
Cash consideration	472,618
Total purchase consideration	14,350,223
Goodwill	10,419,878
Acquisition of Beijing Hydrogen [Member] | Customer relationship [Member]
Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Intangible asset acquired in business combination	$ 2,038,558
Intangible asset acquired in business combination amortization year	8 years 9 months
Acquisition of Beijing Hydrogen [Member] | Apipost data [Member]
Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Intangible asset acquired in business combination	$ 1,033,840
Acquisition of Beijing Hydrogen [Member] | Technology [Member]
Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Intangible asset acquired in business combination	$ 829,984
Intangible asset acquired in business combination amortization year	5 years
Acquisition of Wuhan BaiJiaYun [Member]
Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Property and equipment, net	$ 36,143
Other long-term assets	143,005
Total identifiable assets acquired	1,656,749
Current liabilities	709,933
Lont-term borrowings	1,400,050
Total liabilities assumed	2,109,983
Net identifiable assets acquired	(453,234)
Total purchase consideration	247,688
Goodwill	700,922
Effect on cash flows of the Company
Cash paid (as above)	247,688
Less: cash and cash equivalents in entity acquired	(173,350)
Cash outflow (inflow) on acquisition	74,338
Cash and cash equivalents	173,350
Other current assets	1,304,251
Acquisition of BaiJiaYi [Member]
Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Total identifiable assets acquired	54,016
Current liabilities	94,667
Total liabilities assumed	94,667
Net identifiable assets acquired	(40,651)
Total purchase consideration
Fair value of non-controlling interests	(19,916)
Goodwill	20,735
Effect on cash flows of the Company
Cash paid (as above)
Less: cash and cash equivalents in entity acquired	(4,327)
Cash outflow (inflow) on acquisition	(4,327)
Cash and cash equivalents	4,327
Other current assets	$ 49,689